MainStay 130/30 Core Fund (Prospectus Summary) | MainStay 130/30 Core Fund
MainStay 130/30 Core Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 91 of the Prospectus and in the "Alternative Sales
Arrangements" section on page 104 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MainStay 130/30 Core Fund	Investor Class		Class A		Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MainStay 130/30 Core Fund		Investor Class	Class A	Class C	Class I
Management Fees (as an annual percentage of the Fund's average daily net assets)		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Dividend Expense on Securities Sold Short		0.24%	0.24%	0.25%	0.25%
Broker Fees and Charges on Short Sales		0.45%	0.45%	0.45%	0.45%
Remainder of Other Expenses		0.33%	0.09%	0.32%	0.09%
Total Other Expenses		1.02%	0.78%	1.02%	0.79%
Acquired (Underlying) Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	2.29%	2.05%	3.04%	1.81%
[1]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.50% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MainStay 130/30 Core Fund (USD $)	Investor Class	Class A	Class C	Class I
Expense Example, With Redemption, 1 Year	769	747	407	184
Expense Example, With Redemption, 3 Years	1,226	1,157	939	569
Expense Example, With Redemption, 5 Years	1,708	1,593	1,596	980
Expense Example, With Redemption, 10 Years	3,031	2,798	3,355	2,127

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
MainStay 130/30 Core Fund Class C	307	939	1,596	3,355

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 145%
of the average value of its portfolio.
Principal Investment Strategies
The Fund primarily invests in common stocks of well-established U.S. companies, primarily those with large capitalizations, that are in the Russell 1000®Index or have market capitalizations that are similar to companies in the Index (which ranged from $117.3 million to $406.3 billion as of December 31, 2011).

The Fund generally will hold long positions, either directly or through derivatives, equal to approximately 130% of the Fund's net assets, and short positions, either directly or through derivatives, equal to approximately 30% of the Fund's net assets. The proceeds from the short sales may be used to purchase all or a portion of the additional long positions. The long and short positions held by the Fund may vary over time as market opportunities develop. Under normal market conditions, the Fund's long positions may range from 120% to 140%
of its net assets and its short positions may range from 20% to 40% of its net assets. The Fund's short sales positions are intended to allow the Fund to maintain additional long positions while keeping the Fund's net exposure to the market at a level similar to a "long only" strategy. As a result, the Fund intends to maintain an approximate 100% net long exposure to the equity market.
Additionally, this long/short strategy enables the Fund to reflect both negative and positive views on individual stocks, and by employing this strategy, the
Fund seeks to produce returns that exceed those of the Russell 1000®Index.
However, in times of unusual or adverse market, economic, regulatory or political conditions, the Fund's long positions may be less than 120% of its net assets and/or its short positions may be less than 20% of its net assets.
Periods of unusual or adverse market, economic, regulatory or political conditions may exist for as long as 6 months and, in some cases, longer.

The Fund may also invest in derivatives such as futures, options, forward commitments and swap agreements, to try to enhance returns or reduce the risk of loss of (hedge) certain of its holdings.

The Fund may also invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans.

Investment Process: Based on quantitative analysis, the Fund takes long positions in, or overweights relative to the Russell 1000®Index, common stocks
(i.e., purchases securities outright) that Madison Square Investors LLC, the
Fund's Subadvisor, considers to have a high probability of outperforming the
Russell 1000®Index over the following six to twelve months. Also, the Fund will underweight or sell short securities that the Subadvisor believes are likely to underperform. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Subadvisor believes that the value of the security will decline.

The Fund is managed with a core orientation (including growth and value equities). The Subadvisor uses a "bottom-up" approach that assesses stocks based on their individual strengths, rather than focusing on the underlying sectors/industries of those stocks or on general economic trends. The Subadvisor uses a quantitative process that ranks stocks based on traditional value measures, earnings quality and technical factors. These stocks are then generally held in larger or smaller proportions based on their relative attractiveness. On occasion, trading strategies that seek to realize returns over shorter periods, in addition to the Fund's short sale strategy, may be employed.

The Subadvisor seeks to control the Fund's exposure to risk through sector and industry constraints. These constraints may limit the Fund's ability to overweight or underweight particular sectors or industries to the applicable benchmark. The Subadvisor will further seek to reduce risk by diversifying the
Fund's portfolio over a large number of securities. The Subadvisor will periodically rebalance the Fund's long and short positions to maintain an approximate 100% net long exposure.

In considering whether to trade a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.
Principal Risks
Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Short Selling Risk: If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Fund's custodian to cover the Fund's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the
Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long positions and make any change in the Fund's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Fund will leverage its portfolio, or if it does, that the
Fund's leveraging strategy will be successful or that it will produce a higher return on an investment.

Regulatory Risk: Regulatory authorities in the United States or other countries may prohibit or restrict the ability of the Fund to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Fund's ability to fully implement its investment strategies. Certain foreign countries have adopted, and others may adopt, rules restricting the short-selling of certain stocks. Typically, these restrictions have been focused on financial stocks. The duration and scope of these restrictions have varied from country to country.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the
Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

Real Estate Investment Trust Risk: Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, increases in property taxes and changes in interest rates.
Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency.
Past Performance
The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period and life of the Fund compare to those of a broad-based securities market index. The Fund has selected the Russell
1000®Index as its primary benchmark. The Russell 1000®Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000®Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000®Index represents approximately 92% of the U.S.
market.

Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on June 29, 2007. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer class might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Annual Returns, Class I Shares (by calendar year 2008-2011)

Best Quarter 3Q/09 15.03 % Worst Quarter 4Q/08 -22.09%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares.
After-tax returns for the other share classes may vary.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns MainStay 130/30 Core Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Investor Class	Investor Class Return Before Taxes	(3.33%)	(6.20%)
Class A	Class A Return Before Taxes	(3.10%)	(6.03%)
Class C	Class C Return Before Taxes	0.55%	(5.73%)
Class I	Class I Return Before Taxes	2.77%	(4.63%)
After Taxes on Distributions Class I	Class I Return After Taxes on Distributions	1.46%	(4.95%)
After Taxes on Distributions and Sales Class I	Class I Return After Taxes on Distributions and Sale of Fund Shares	3.53%	(3.90%)
Russell 1000® Index	Russell 1000® Index (reflects no deductions for fees, expenses, or taxes)	1.50%	(1.55%)